Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Charterer A [Member]
Product Information [Line Items]
Total	38.00%	0.00%
Charterer B [Member]
Product Information [Line Items]
Total	31.00%	12.00%
Charterer C [Member]
Product Information [Line Items]
Total	0.00%	39.00%
Charterer D [Member]
Product Information [Line Items]
Total	0.00%	13.00%
Charterer E [Member]
Product Information [Line Items]
Total	0.00%	0.00%
Charterers [Member]
Product Information [Line Items]
Total	69.00%	64.00%